Unrealized Gain on Securities	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Unrealized Gain On Securities
Unrealized Gain on Securities

15. Unrealized Gain on Securities

In October 2019, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with iPower Inc., formerly known as BZRTH Inc. (the “Company”), a Nevada corporation, pursuant to which, among other things, the Company agreed to buy 100% of the issued and outstanding capital stock of iPower Inc. in exchange for $870,000 in cash, $7,130,000 under a promissory note, up to 650,000 shares of Sugarmade’s common stock, and up to 3,500,000 shares of Sugarmade’s Series B preferred stock.

Due to certain disputes that arose between the parties with respect to certain terms and conditions contained in the Share Exchange Agreement, the parties entered into a Rescission and Mutual Release Agreement on January 15, 2020 (the “Rescission Agreement”). Pursuant to the terms of the Rescission Agreement, iPower Inc. and its stockholders returned the shares of Sugarmade common stock and preferred stock and issued to Sugarmade 102,248 (204,496 post forward split) shares of the Company’s common stock valued at current market value of $1,451,922 as of June 30, 2021. The shares are free trading.

During the quarter ended December 31, 2021, the Company sold 150,199 shares of iPower Inc.’s common stock valued at market value of $464,711.

For the periods ended December 31, 2021 and June 30, 2021, the Company recorded unrealized (loss) gain on securities amounted $(862,692) and $1,451,922, respectively. For the periods ended December 31, 2021 and June 30, 2021, the remaining value on securities amounted at current market value of $133,942 and $1,451,922, respectively.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

19. Unrealized Gain on Securities

In October 2019, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with iPower Inc., formerly known as BZRTH Inc. (the “Company”), a Nevada corporation, pursuant to which, among other things, the Company agreed to buy 100% of the issued and outstanding capital stock of iPower Inc. in exchange for $870,000 in cash, $7,130,000 under a promissory note, up to 650,000 shares of Sugarmade’s common stock, and up to 3,500,000 shares of Sugarmade’s Series B preferred stock.

Due to certain disputes that arose between the parties with respect to certain terms and conditions contained in the Share Exchange Agreement, the parties entered into a Rescission and Mutual Release Agreement on January 15, 2020 (the “Rescission Agreement”). Pursuant to the terms of the Rescission Agreement, iPower Inc. and its stockholders returned the shares of Sugarmade common stock and preferred stock and issued to Sugarmade 102,248 (204,496 post forward split) shares of the Company’s common stock valued at current market value of $1,451,922 as of June 30, 2021. The shares are free trading.

For the years ended June 30, 2021 and 2020, unrealized gain on securities amounted at current market value of $1,451,922 and $0, respectively.